Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Shareholders' equity	$ 402,325	$ 276,994	$ 268,270